Background and Business Activities - Additional Information (Detail)				12 Months Ended
	Apr. 02, 2018	Apr. 01, 2018	Dec. 18, 2015 CLP ($) shares	Dec. 31, 2018 CLP ($) employee shares	Dec. 31, 2017 CLP ($) employee	Dec. 20, 2017 CLP ($)
Disclosure Of General Information About Financial Statements [Line Items]
Number of employees | employee				2,062	1,948
Average number of employees | employee				2,096	1,993
Issued capital				$ 3,954,491,479,000	$ 2,229,108,975,000	$ 1,891,727,278,668,000
Enersis S. A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Reduction of issued capital			$ 5,804,447,986,087	$ 3,575,339,011,549
Number of shares outstanding | shares			49,092,772,762	49,092,772,762
Enersis Chile [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Number of shares outstanding | shares			49,092,772,762
Issued capital			$ 2,229,108,974,538
Enel Generacin Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Total	93.55%	59.98%		93.55%	59.98%
Proportion of ownership interests held by non-controlling interests				40.00%